Equity - Schedule of Carrying Amount of MFT Token Consideration Receivable (Details) $ in Thousands	Jun. 30, 2026 USD ($) MTFTokens	Dec. 31, 2025 USD ($) MTFTokens
Schedule of Carrying Amount of MFT Token Consideration Receivable [Line Items]
Units | MTFTokens
Fair value | $	$ 119,590
Digital assets-MFT tokens to be received [Member]
Schedule of Carrying Amount of MFT Token Consideration Receivable [Line Items]
Units | MTFTokens
Fair value | $	$ 119,590